Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

May 18, 2021

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Jaea Hahn and Jeff Long

RE:	Delaware Group Global & International Funds (the “Registrant”)
File No. 333-255164

Dear Ms. Hahn and Mr. Long:

On behalf of the Registrant, attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”) is Pre-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s registration statement on Form N-14 (the “Registration Statement”) which was filed on April 9, 2021. The Amendment is being filed to respond to comments from the staff of the U.S. Securities and Exchange Commission (the “SEC”) and to finalize certain other information.

The Amendment contains one Prospectus/Information Statement and related Statement of Additional Information to accomplish the proposed reorganizations of four series of Delaware Group Equity Funds IV (each an “Acquired Fund”) with and into one series of the Registrant, one series of Delaware Group Equity Funds V and two series of Delaware Group Income Funds (each an “Acquiring Fund”) as identified below:

Acquired Funds	Acquiring Funds
Delaware Special Situations Fund, a series of	Delaware Small Cap Value Fund, a series of
Delaware Group Equity Funds IV	Delaware Group Equity Funds V
Delaware International Fund, a series of Delaware	Delaware International Value Equity Fund, a
Group Equity Funds IV	series of Delaware Group Global &
International Funds
Delaware Investment Grade Fund, a series of	Delaware Corporate Bond Fund, a series of
Delaware Group Equity Funds IV	Delaware Group Income Funds
Delaware Fund for Income, a series of Delaware	Delaware High-Yield Opportunities Fund, a
Group Equity Funds IV	series of Delaware Group Income Funds

The Registration Statement was filed to register Class A, Class R6, and Institutional Class shares of the Delaware International Value Equity Fund, a series of the Registrant, that will be issued to shareholders of the Delaware International Fund, a series of Delaware Group Equity Funds IV, in connection with the transfer of substantially all of the assets of such Acquired Fund to the corresponding Acquiring Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the Amendment. Shareholder approval is not being requested for this matter.

May 18, 2021

The Registration Statement was previously filed under Rule 488 under the 1933 Act. The Registrant filed a delaying amendment pursuant to Rule 473 under the 1933 Act on May 6, 2021, delaying the effective date of the Registration Statement until such date as the SEC, acting pursuant to Section 8(a) may determine.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940. Therefore, no filing fee is due at this time.

Please be advised that concurrent with this filing, Delaware Group Equity Funds V and Delaware Group Income Funds are each filing an amended registration statement on Form N-14 which contains the identical Prospectus/Information Statement. Thus, while these three registrants are each filing amendments to the registration statements on Form N-14, there is only one version of Prospectus/Information Statement for these transactions.

If you have any questions or comments regarding this filing, please call me at (215) 564-8071 or Jonathan M. Kopcsik at (215) 564-8099.

Very truly yours,

/s/ Taylor Brody
Taylor Brody

cc:	Mimi Wang
Macquarie Investment Management
Jonathan M. Kopcsik
Bruce G. Leto